Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In the below Pay Versus Performance Table, we provide information about the compensation of our named executive officers (“NEOs”) and the results of certain financial performance measures for each of the last three fiscal years. The amounts shown below are calculated in accordance with Rule 402(v) of Regulation S-K. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to our “Compensation Discussion and Analysis”.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Company Selected Measure: ARR ($)
					TSR	Peer Group TSR
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	1,824,757.00	8,144,996.11	1,869,554.33	5,193,364.25	68.70	114.01	(26.3)	264.5
2022	2,202,003.00	(3,454,799.18)	1,539,834.67	(938,597.40)	34.39	68.13	(38.7)	214.7
2021	6,783,290.00	(23,866,881.25)	4,569,543.67	(3,833,254.49)	52.64	108.35	(33.2)	167.2

(1)

Dr. Tianyi Jiang was our principal executive officer (“PEO”) for all of fiscal years 2021, 2022 and 2023. The other NEOs were Xunkai Gong, Brian Michael Brown and James Caci for all of fiscal years 2021, 2022 and 2023.

(2)

The following table shows the amounts deducted from and added to the Summary Compensation Table (“SCT”) total compensation to calculate “compensation actually paid” to our PEO and non-PEO NEOs in accordance with the pay versus performance rules. There were no equity awards that failed to meet vesting conditions during 2021, 2022 or 2023 for any of our NEOs.

PEO Total Compensation Amount	$ 1,824,757	$ 2,202,003	$ 6,783,290
PEO Actually Paid Compensation Amount	$ 8,144,996.11	(3,454,799.18)	(23,866,881.25)
Adjustment To PEO Compensation, Footnote
Year	Named Executive Officer	SCT Total for Covered Year	Subtract Stock Award and Option Award Value as Reported in SCT for Covered Year	Add Covered Year-End Value of Awards Granted in Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year and Outstanding and Unvested as of Covered Year-End	Change in Value as of Covered Year-End (as Compared to Prior Year-End) of Equity Awards Granted Prior to Covered Year that Vested During Covered Year	Compensation Actually Paid
		($)	($)	($)	($)	($)	($)
2023	PEO	1,824,757.00	999,997.00	1,774,571.84	3,620,208.62	1,925,455.65	8,144,996.11
	Non-PEO NEOs	1,869,554.33	1,133,332.67	2,079,553.91	1,634,493.01	743,095.67	5,193,364.25
2022	PEO	2,202,003.00	1,500,003.00	786,353.97	(3,564,175.24)	(1,378,977.91)	(3,454,799.18)
	Non-PEO NEOs	1,539,834.67	943,334.67	494,528.90	(1,439,196.76)	(590,429.41)	(938,597.40)
2021(1)	PEO	6,783,290.00	6,069,290.00	1,957,466.87	(13,271,308.90)	(13,267,039.22)	(23,866,881.25)
	Non-PEO NEOs	4,569,543.67	4,042,341.67	1,413,725.72	(4,907,531.45)	(849,984.10)	(3,833,254.49)

(1)	The prior year-end date used for 2021 is July 2, 2021, the date of the Company’s stock was listed on the Nasdaq.

Non-PEO NEO Average Total Compensation Amount	$ 1,869,554.33	1,539,834.67	4,569,543.67
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,193,364.25	(938,597.4)	(3,833,254.49)
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Financial Performance Measures and Compensation Actually Paid

The following graphs show how compensation actually paid to our PEO and other NEOs compare to the Company’s TSR, the Company’s peer group TSR, the Company’s net operating income, and the Company’s ARR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

In accordance with the pay versus performance rules, the following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to our NEOs for the fiscal year 2023, to the Company performance, as further described in our “Compensation Discussion and Analysis”.

Most Important Performance Measures
ARR
Total Revenue
Net Operating Income

Total Shareholder Return Amount	$ 68.7	34.39	52.64
Peer Group Total Shareholder Return Amount	114.01	68.13	108.35
Net Income (Loss)	$ (26,300,000)	$ (38,700,000)	$ (33,200,000)
Company Selected Measure Amount	264.5	214.7	167.2
Measure:: 1
Pay vs Performance Disclosure
Name	ARR
Measure:: 2
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Net Operating Income
PEO Subtract Stock Award And Option Award Value As Reported In SCT For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 999,997	$ 1,500,003	$ 6,069,290
PEO Add Covered Year-End Value Of Awards Granted In Covered Year And Outstanding And Unvested As Of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,774,571.84	786,353.97	1,957,466.87
PEO Change In Value As Of Covered Year-End (As Compared To Prior Year-End) Of Equity Awards Granted Prior To Covered Year And Outstanding And Unvested As Of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,620,208.62	(3,564,175.24)	(13,271,308.9)
PEO Change In Value As Of Covered Year-End (As Compared To Prior Year-End) Of Equity Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,925,455.65	(1,378,977.91)	(13,267,039.22)
NEO Substract Stock Award And Option Award Value As Reported In SCT For Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,133,332.67	943,334.67	4,042,341.67
NEO Add Covered Year-End Value Of Awards Granted In Covered Year And Outstanding And Unvested As Of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,079,553.91	494,528.9	1,413,725.72
NEO Change In Value As Of Covered Year-End (As Compared To Prior Year-End) Of Equity Awards Granted Prior To Covered Year And Outstanding And Unvested As Of Covered Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,634,493.01	(1,439,196.76)	(4,907,531.45)
NEO Change In Value As Of Covered Year-End (As Compared To Prior Year-End) Of Equity Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 743,095.67	$ (590,429.41)	$ (849,984.1)